EMPLOYEE BENEFIT ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT ARRANGEMENTS
EMPLOYEE BENEFIT ARRANGEMENTS
Kennedy Wilson has a qualified plan under the provisions of Section 401(k) of the Internal Revenue Code. Under this plan, participants are able to make salary deferral contributions of up to 15% of their total compensation, up to a specified maximum. The 401(k) plan also includes provisions which authorize Kennedy Wilson to make discretionary contributions. During the years ended December 31, 2012, 2011 and 2010, Kennedy Wilson made matching contributions of $155,000, $140,000, and $232,000, respectively, to this plan and they are included in compensation and related expenses in the accompanying consolidated statements of operations.